Label	Element	Value
Document And Entity Information Elements	ck0000878719_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 20, 2015
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 20, 2015
Prospectus Date	rr_ProspectusDate	Apr. 20, 2015